Accounts Payable (Details) - Schedule of accounts payable - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts payable [Abstract]
Accounts payable	$ 26,015,170	$ 9,992,164	$ 9,033,635
Total	$ 26,015,170	$ 9,992,164